Segment Information	12 Months Ended
Jan. 31, 2022
Segment Information

(23) Segment Information

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker (CODM) is its Chief Executive Officer. The Company’s CODM evaluates results using the operating segment structure as the primary basis for which the allocation of resources and financial results are assessed.

The Company has organized its business into three segments: Skillsoft content, SumTotal and Global Knowledge. All of the Company’s businesses market and sell their offerings globally to businesses of many sizes, government agencies, educational institutions and resellers with a worldwide sales force positioned to offer the combinations that best meet customer needs. The CODM primarily uses revenues and operating income as measures used to evaluate financial results and allocation of resources. The Company allocates certain operating expenses to the reportable segments, including general and administrative costs based on the usage and relative contribution provided to the segments. There are no intercompany revenue transactions reported between the Company’s reportable segments.

The Skillsoft business engages in the sale, marketing and delivery of its content learning solutions, in areas such as Leadership and Business, Technology and Developer and Compliance. This includes technical skill areas assumed in the Codecademy acquisition. In addition, Skillsoft offers Percipio, an intelligent online learning experience platform that delivers an immersive learning experience. It leverages its highly engaging content, curated into nearly 700 learning paths (channels) that are continuously updated to ensure customers always have access to the latest information.

The SumTotal business provides a unified, comprehensive and configurable solution that allows organizations to attract, develop and retain talent. SumTotal’s solution impacts a company’s workforce throughout the entire employee lifecycle and helps companies succeed in an evolving business climate. SumTotal’s primary solutions are Talent Acquisition, Learning Management, Talent Management and Workforce Management.

The Global Knowledge business offers training solutions covering information technology and business skills for corporations and their employees. Global Knowledge guides its customers throughout their lifelong technology learning journey by offering relevant and up-to-date skills training through instructor-led (in-person “classroom” or online “virtual”) and self-paced (“on-demand”), vendor certified, and other proprietary offerings. Global Knowledge offers a wide breadth of training topics and delivery modalities (classroom, virtual, on-demand) both on a transactional and subscription basis.

On June 12, 2022, Skillsoft entered into a Purchase Agreement with Cornerstone OnDemand, Inc. to sell SumTotal. The Company determined that the Transaction met the criteria to be classified as discontinued operations, and its assets and liabilities held for sale. As a result, the financial operations of SumTotal are excluded from the segment disclosure. The related operations of SumTotal are now presented as discontinued operations and its assets presented as held for sale.

The following table presents summary results for each of the businesses for the period from June 12, 2021 to January 31, 2022 (Successor), the period from February 1, 2021 to June 11, 2021 (Predecessor (SLH)), the period from August 28,

2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal year ended January 31, 2020 (Predecessor (PL)), (in thousands):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Skillsoft
Revenues	$219,257	$102,494	$73,250	$197,672	$365,611
Operating expenses	257,967	140,484	161,190	401,498	649,954
Operating loss	(38,710)	(37,990)	(87,940)	(203,826)	(284,343)
Global Knowledge
Revenues	132,586	—	—	—	—
Operating expenses	149,372	—	—	—	—
Operating loss	(16,786)	—	—	—	—
Consolidated
Revenues	351,843	102,494	73,250	197,672	365,611
Operating expenses	407,339	140,484	161,190	401,498	649,954
Operating loss	(55,496)	(37,990)	(87,940)	(203,826)	(284,343)
Total non-operating (expense) income	15,560	733	3,562	1,397	(5,330)
Interest expense, net	(23,114)	(16,703)	(19,853)	(168,171)	(429,299)
Reorganization items, net	—	—	—	3,361,251	—
Benefits from (provision for) income taxes	4,304	3,521	14,477	(60,693)	(11,757)
Net (loss) income from continuing operations	(58,746)	(50,439)	(89,754)	2,929,958	(730,729)
Income (loss) from discontinued operations	11,940	1,175	(3,968)	(165,946)	(118,476)
Net (loss) income	$(46,806)	$(49,264)	$(93,722)	$2,764,012	$(849,205)

Skillsoft segment depreciation for the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal years ended January 31, 2020 was $1.8 million, $1.8 million, $2.0 million, $2.7 million and $5.0 million, respectively.

Global Knowledge segment depreciation for the period from June 12, 2021 through January 31, 2022 (Successor) was $2.0 million.

The Company’s segment assets primarily consist of cash and cash equivalents, accounts receivable, prepaid expenses, deferred taxes, property and equipment, goodwill and intangible assets. The following table sets forth the Company’s segment assets as of January 31, 2022 and January 31, 2021 (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021

Skillsoft	$1,648,160	$1,399,178
Global Knowledge	344,902	—
Total assets classified as held for sale	 228,886	 146,559
Consolidated	$2,221,948	$1,545,737

The following table sets forth the Company’s long-lived tangible assets by geographic region as of Jnauary 31, 2022 and January 31, 2021 (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021

United States	$9,482	$6,271
Ireland	313	609
Rest of world	1,680	829
Total	$11,475	$7,709